Consolidated Balance Sheets - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	€ 20,004	€ 21,989
Current portion of net trade accounts and notes receivable	11,277	9,143
Other receivables	1,066	884
Inventories	6,739	8,030
Other assets, current portion	489	457
Short-term investment	0
Total current assets	39,574	40,502
Non-current assets
Property and equipment, net	3,682	2,770
Intangible assets, net	527	149
Goodwill	2,412	2,412
Deposits and other non-current assets	462	448
Deferred tax assets	165	12
Net Trade accounts and notes receivable, non-current	77	299
Total assets	46,897	46,591
Current liabilities
Trade accounts and notes payable	6,310	5,960
Deferred revenues, current portion	2,295	1,878
Social security and other payroll withholdings taxes	1,075	1,214
Employee absences compensation	575	573
Income taxes payable	147	363
Other accrued liabilities	1,536	2,316
Short-term borrowings	2,718	1,629
Current portion of capital lease obligations	255	222
Current portion of financial instruments carried at fair value	840	640
Current portion of long-term debt	383	215
Total current liabilities	16,134	15,010
Non-current liabilities
Deferred revenues, non-current	562	333
Capital lease obligations, non-current	528	313
Financial instruments carried at fair value, non-current		3,281
Long-term debt, non-current	834	384
Other long-term liabilities	3,681	2,818
Total liabilities	21,739	22,140
Shareholders’ equity
Common stock, €0.13 par value; 29,368,394 shares issued and 28,997,866 shares outstanding; 29,098,144 shares issued and 28,727,616 shares outstanding; at December 31, 2017 and 2016, respectively	3,818	3,783
Additional paid-in capital	65,694	64,685
Retained earnings	(39,608)	(38,927)
Cumulative other comprehensive loss	(3,604)	(3,948)
Treasury stock, at cost; 370,528 at December 31, 2017 and at December 31, 2016	(1,142)	(1,142)
Total shareholders’ equity	25,158	24,451
Total liabilities and shareholders’ equity	€ 46,897	€ 46,591